OPERATING SEGMENTS (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2024 IDR (Rp) segment	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2022 IDR (Rp)
Segment results
Number of reportable segments | segment	4	4
External revenues	Rp 149,967		Rp 149,216	Rp 147,306
Total revenues	149,967	$ 9,317	149,216	147,306
Profit before income tax	39,158	$ 2,432	40,855	36,430
Capital expenditures	(24,436)		(32,858)	(34,146)
Depreciation and amortization	(32,596)		(32,569)	(33,129)
Provision recognized in current year	(904)		(513)	(567)
Operating Segments.
Segment results
External revenues	149,385		148,571	146,689
Inter-segment revenue	51,080		51,374	50,329
Total revenues	200,465		199,945	197,018
Profit before income tax	42,687		45,464	42,394
Capital expenditures	(24,317)		(32,852)	(33,981)
Depreciation and amortization	(37,060)		(37,113)	(37,589)
Provision recognized in current year	(856)		(537)	(578)
Adjustments and eliminations
Segment results
External revenues	582		645	617
Inter-segment revenue	(51,080)		(51,374)	(50,329)
Total revenues	(50,498)		(50,729)	(49,712)
Profit before income tax	(3,529)		(4,609)	(5,964)
Capital expenditures	(119)		(6)	(165)
Depreciation and amortization	4,464		4,544	4,460
Provision recognized in current year	(48)		24	11
Mobile
Segment results
External revenues	83,400		85,291	85,493
Total revenues	83,400		85,291	85,493
Mobile | Operating Segments.
Segment results
External revenues	83,400		85,291	85,493
Inter-segment revenue	3,226		3,628	3,344
Total revenues	86,626		88,919	88,837
Profit before income tax	25,977		28,693	26,122
Capital expenditures	(11,679)		(12,370)	(12,343)
Depreciation and amortization	(20,852)		(21,248)	(21,028)
Provision recognized in current year	(110)		(231)	(128)
Consumer
Segment results
External revenues	26,312		26,442	26,354
Total revenues	26,310		26,436	26,349
Consumer | Operating Segments.
Segment results
External revenues	26,312		26,442	26,354
Inter-segment revenue	50		165	195
Total revenues	26,362		26,607	26,549
Profit before income tax	8,216		7,971	7,579
Capital expenditures	(5,413)		(6,434)	(9,038)
Depreciation and amortization	(5,870)		(5,828)	(6,738)
Provision recognized in current year	(560)		(463)	(434)
Enterprise
Segment results
External revenues	20,593		19,508	19,161
Total revenues	20,584		19,497	19,149
Enterprise | Operating Segments.
Segment results
External revenues	20,593		19,508	19,161
Inter-segment revenue	24,749		25,234	24,646
Total revenues	45,342		44,742	43,807
Profit before income tax	443		602	831
Capital expenditures	(2,677)		(5,073)	(5,983)
Depreciation and amortization	(3,631)		(3,884)	(3,999)
Provision recognized in current year	(142)		173	(45)
WIB
Segment results
External revenues	18,002		16,928	15,442
Total revenues	18,000		16,922	15,444
WIB | Operating Segments.
Segment results
External revenues	18,002		16,928	15,442
Inter-segment revenue	21,398		20,333	19,658
Total revenues	39,400		37,261	35,100
Profit before income tax	9,102		9,386	8,925
Capital expenditures	(4,540)		(8,964)	(6,612)
Depreciation and amortization	(6,691)		(6,135)	(5,805)
Provision recognized in current year	(37)		(11)	34
others
Segment results
External revenues	1,078		402	239
Total revenues	1,673		1,070	871
others | Operating Segments.
Segment results
External revenues	1,078		402	239
Inter-segment revenue	1,657		2,014	2,486
Total revenues	2,735		2,416	2,725
Profit before income tax	(1,051)		(1,188)	(1,063)
Capital expenditures	(8)		(11)	(5)
Depreciation and amortization	(16)		(18)	(19)
Provision recognized in current year	Rp (7)		Rp (5)	Rp (5)